Fees Summary	Sep. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 249,648.96
Previously Paid Amount	0.00
Total Fee Amount	34.48
Total Offset Amount	0.00
Net Fee	34.48
Narrative - Max Aggregate Offering Price	$ 249,648.96
Final Prospectus	true